Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Additional Information (Detail)	Dec. 31, 2018 EUR (€)
Disclosure of transactions between related parties [abstract]
Loans and/or guarantees provided to key management personnel	€ 0